Employee Benefit Plans - Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Determination of benefit obligation at year end:
Discount rate	4.40%	3.75%	4.40%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Determination of pension expense for year ended:
Discount rate for the service cost	3.75%	4.40%	4.70%
Annual rate of compensation increase	4.00%	4.00%	3.78%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.00%